Segment reporting (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenue	$ 393,235,623	$ 367,912,544
Total cost of revenue	(290,608,195)	(242,360,485)
Gross profit	102,627,428	125,552,059
Operating income (loss)	46,238,431	98,453,723
Total assets	2,891,003,678	1,793,228,509	2,382,099,592
Henan [Member]
Segment Reporting Information [Line Items]
Total revenue	127,620,049	169,560,784
Total cost of revenue	(99,259,210)	(95,887,711)
Gross profit	28,360,839	73,673,073
Operating income (loss)	3,408,233	59,819,738
Total assets	883,811,385	641,848,343
Shandong [Member]
Segment Reporting Information [Line Items]
Total revenue	80,310,766	128,993,914
Total cost of revenue	(56,066,989)	(101,898,836)
Gross profit	24,243,777	27,095,078
Operating income (loss)	21,024,762	24,303,748
Total assets	504,644,044	266,962,367
Jiangsu [Member]
Segment Reporting Information [Line Items]
Total revenue	71,503,628	48,967,327
Total cost of revenue	(54,122,532)	(36,266,033)
Gross profit	17,381,096	12,701,294
Operating income (loss)	11,480,016	10,634,320
Total assets	697,711,053	309,739,992
Anhui [Member]
Segment Reporting Information [Line Items]
Total revenue		(508)
Total cost of revenue		(25,854)
Gross profit		(26,362)
Operating income (loss)		(31,377)
Total assets		9,928,853
Sichuan [Member]
Segment Reporting Information [Line Items]
Total revenue	789,913	7,789,307
Total cost of revenue	(901,164)	2,658,692
Gross profit	(111,251)	10,447,999
Operating income (loss)	(776,543)	9,897,330
Total assets	107,976,952	97,543,140
Beijing [Member]
Segment Reporting Information [Line Items]
Total revenue	99,372,775	0
Total cost of revenue	(69,835,739)	0
Gross profit	29,537,036	0
Operating income (loss)	18,266,587	(2,371,295)
Total assets	342,244,398	193,505,373
Hainan [Member]
Segment Reporting Information [Line Items]
Total revenue	0
Total cost of revenue	0
Gross profit	0
Operating income (loss)	(510,817)
Total assets	42,019,314
Hunan [Member]
Segment Reporting Information [Line Items]
Total revenue	0
Total cost of revenue	0
Gross profit	0
Operating income (loss)	(339,327)
Total assets	18,242,642
Shanghai [Member]
Segment Reporting Information [Line Items]
Total revenue	0
Total cost of revenue	0
Gross profit	0
Operating income (loss)	(306,362)
Total assets	33,102,593
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	2,915,331	5,225,589
Total cost of revenue	(2,782,212)	(5,057,573)
Gross profit	133,119	168,016
Operating income (loss)	(1,721,565)	(391,330)
Total assets	5,921,133	31,486,105
Others [Member]
Segment Reporting Information [Line Items]
Total revenue	10,723,161	7,376,131
Total cost of revenue	(7,640,349)	(5,883,170)
Gross profit	3,082,812	1,492,961
Operating income (loss)	(4,286,553)	(3,407,411)
Total assets	$ 255,330,164	$ 242,214,336